Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2017
Short-Term Borrowings, Excluding Current Portion of Long-Term Debt

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥1,500	¥1,500
(Year ended March 31, 2016—weighted-average rate per annum : 0.5% as of March 31, 2016)
(Year ended March 31, 2017—weighted-average rate per annum : 0.4% as of March 31, 2017)

Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	264	123
(Year ended March 31, 2016—weighted-average rate per annum :0.7% as of March 31, 2016)
(Year ended March 31, 2017—weighted-average rate per annum :0.7% as of March 31, 2017)

Total short-term borrowings	¥1,764	¥1,623

Long-Term Debt

Long-term debt as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥220,000	¥220,000
(Year ended March 31, 2016—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
(Year ended March 31, 2017—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	400	257
(Year ended March 31, 2016—interest rates per annum : 0.9%, due : years ending March 31, 2017-2018)
(Year ended March 31, 2017—interest rates per annum : 0.7%-1.4%, due : years ending March 31, 2018-2022)

Sub-total	¥220,400	¥220,257
Less: Current portion	(200)	(60,217)

Total long-term debt	¥220,200	¥160,040

Aggregate Amounts of Annual Maturities of Long-Term Debt

The aggregate amounts of annual maturities of long-term debt as of March 31, 2017, were as follows:

Years ending March 31	Millions of yen
2018	¥60,217
2019	110,017
2020	13
2021	8
2022	2
Thereafter	50,000

Total	¥220,257